LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Loss per share

For the years ended December 31,	2017	2016
Weighted average number of common shares (in thousands) - basic	948,187	947,443
Weighted average number of dilutive share options (i)	—	—
Weighted average number of dilutive Restricted Share Units (i)	—	—
Weighted average number of common shares (in thousands) - diluted (i)	948,187	947,443

Attributable to Yamana Gold Inc. equityholders
Loss per share from continuing and discontinued operations - basic and diluted
Net loss from continuing and discontinued operations	$(194.4)	$(307.9)
Loss per share - basic and diluted	$(0.21)	$(0.32)

Loss per share from continuing operations - basic and diluted
Net loss from continuing operations	$(194.4)	$(290.4)
Loss per share - basic and diluted	$(0.21)	$(0.31)

Loss per share from discontinued operations - basic and diluted
Net loss from discontinued operations	$—	$(17.5)
Loss per share - basic and diluted	$—	$(0.01)

(i)
Effect of dilutive securities - the potential shares attributable to 954 share options (2016 - 1,004 share options) and 636,774 restricted share units (2016 - 452,837 restricted share units) were anti-dilutive for the year ended December 31, 2017.